Nature of Business and Liquidity	12 Months Ended
Dec. 31, 2019
Nature of Business and Liquidity [Abstract]
Nature of Business and Liquidity
1.	Nature of Business and Liquidity

PolyMet Mining Corp. was incorporated in British Columbia, Canada on March 4, 1981 under the name Fleck Resources Ltd. and changed its name to PolyMet Mining Corp. on June 10, 1998.  Through its 100%-owned subsidiary, Poly Met Mining, Inc. (“PolyMet US” and, together with PolyMet Mining Corp., “PolyMet” or the “Company”), the Company is engaged in the exploration and development of natural resource properties.

The corporate address and records office of the Company are located at 100 King Street West, Suite 5700, Toronto, Ontario, Canada M5X 1C7, and 700 West Georgia, 25th Floor, Vancouver, British Columbia, Canada, V7Y 1B3, respectively.  The executive office of PolyMet US is located at 444 Cedar Street, Suite 2060, St. Paul, Minnesota, United States of America, 55101.

The Company has a majority shareholder relationship with Glencore AG, a wholly owned subsidiary of Glencore plc (together “Glencore”), as a result of Glencore’s ownership of 71.6% of the Company’s issued shares.

The Company’s primary mineral property is the NorthMet Project (“NorthMet” or “Project”), a polymetallic project in northeastern Minnesota, United States of America, which comprises the NorthMet copper-nickel-precious metals ore body and the Erie Plant, a processing facility located approximately six miles from the ore body.

PolyMet received its Permit to Mine from the State of Minnesota on November 1, 2018, a crucial permit for construction and operation of the Project.  The Minnesota Department of Natural Resources (“MDNR”) also issued all other permits for which the Company had applied including dam safety, water appropriations, endangered and threatened species takings, and public waters work permits, along with Wetlands Conservation Act approval.   In addition, PolyMet received air and water permits from the Minnesota Pollution Control Agency (“MPCA”) on December 18, 2018.  Further, PolyMet received the federal Record of Decision and Section 404 Wetlands Permit from the U.S. Army Corps of Engineers on March 21, 2019, which was the last key permit or approval needed to construct and operate the Project.

Legal challenges were filed in the Minnesota Court of Appeals contesting various aspects of the MDNR and MPCA decisions.  PolyMet is a co-respondent in all suits.

In June 2019, the Court of Appeals transferred the challenge to the MPCA water quality permit to the Ramsey County District Court for the limited purpose of an evidentiary hearing.  The water quality permit is temporarily stayed pending the outcome of that hearing.

In January 2020, the Court of Appeals remanded the MDNR Permit to Mine and dam safety permits to the MDNR for a contested case hearing.  The Company, MDNR, and several other groups have petitioned the Minnesota Supreme Court to review that decision.  The Company cited several reasons for the appeal, including (i) the Court of Appeals’ ruling conflicts with both the relevant statute and the Supreme Court’s precedent; and (ii) that agencies should not be required to hold a contested case hearing when there is no reasonable basis for such a hearing to help them make a decision.  PolyMet cannot act on the remanded permits until the Supreme Court rules or a contested case hearing occurs. In March 2020, the Minnesota Supreme Court granted review of the Court of Appeals ruling on the NorthMet Permit to Mine and dam safety permits.

In March 2020, the Court of Appeals remanded the air permit to the Minnesota Pollution Control Agency to provide more information and the Company is evaluating all legal options.

The Court of Appeals ruled in PolyMet’s favor in two state court actions, one of which sought to force a supplemental environmental review and the other of which challenged the rules used to permit the Project.

The realization of the Company’s investment in NorthMet and other assets is dependent upon various factors, including the existence of economically recoverable mineral reserves, the ability to obtain and maintain permits necessary to construct and operate NorthMet, the ability to obtain financing necessary to complete the development of NorthMet, and to conduct future profitable operations or alternatively, disposal of the investment on an advantageous basis.

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of operations.

Liquidity risk is the risk the Company will not be able to meet its financial obligations as they become due and arises through the excess of financial obligations over financial assets due at any point in time. As at December 31, 2019, the Company had cash of $7.401 million and working capital of $3.043 million. Subsequent to year end, the Company agreed to issue unsecured convertible debentures to Glencore in four tranches during 2020 with a total minimum principal amount of $20.0 million and total maximum principal amount of $30.0 million, the amount of each tranche to be determined jointly by the Company and Glencore. The first tranche in the amount of $7.0 million was issued on March 18, 2020 (see Note 16).

Management believes financing will continue to be available allowing the Company to complete development of the Project and to conduct future profitable operations.  Management’s belief is based upon the underlying value of the Project, progress on obtaining and maintain permits, ongoing discussions with potential financiers and the majority shareholder relationship with Glencore. While in the past the Company has been successful in closing financing agreements, there can be no assurance it will be able to do so again.

In late December 2019, a novel coronavirus (COVID-19) was identified originating in China, subsequently spread worldwide and on March 11, 2020, the World Health Organization declared it was a pandemic. The continued spread of COVID-19 globally, prolonged restrictive measures put in place to help control the outbreak of COVID-19 or other adverse public health developments could adversely affect global economies and financial markets. These affects could result in volatility or an economic downturn having adverse effects on the future demand and prices for metals the Company will produce and on the Company’s ability to raise sufficient funds to finance ongoing development of the Project. The extent to which COVID-19 impacts the Company’s business, including the market for its securities, the ability to raise capital and valuation of non-financial assets including mineral property, plant and equipment and intangibles, will depend on future developments, which are highly uncertain and cannot be predicted at this time.